DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Prepayments for operation	$375,952	$3,004,889	$385,242
Prepayments for market advisory service	-	2,730,000	350,000
Prepayments for marketing expenses	-	9,256,000	1,186,667

Total:	$375,952	$14,990,889	$1,921,909